Revenues and Other Income (Details) - Schedule of revenue represents the invoiced spirits and wine products sold to customers less discounts, returns, and surcharges - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Revenue Represents The Invoiced Spirits And Wine Products Sold To Customers Less Discounts Returns And Surcharges [Abstract]
Revenues	$ 11,915,725	$ 10,689,835	$ 18,092,018	$ 17,204,693
Sales rebates	(1,772,112)	(1,337,604)	(2,146,600)	(2,012,827)
Revenue gross	10,143,613	9,352,231	15,945,418	15,191,866
Other income	13,882	23,214	40,775	44,763
Total	$ 10,157,495	$ 9,375,445	$ 15,986,193	$ 15,236,629